UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR ASSET-BACKED SECURITIES
Amendment No. 1
Commission File Number of the issuing entity: 333-260819-13
Central Index Key Number of the issuing entity: 0002037519
CarMax Auto Owner Trust 2024-4
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor: 333-260819
Central Index Key Number of the depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Greg Dostich, Vice President and Treasurer (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)

EXPLANATORY NOTE

This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A and the attached Exhibits 102 and 103 amend and restate in their entirety the submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE and attached Exhibits 102 and 103 previously filed by the issuing entity with the U.S. Securities and Exchange Commission on November 15, 2024 with respect to CarMax Auto Owner Trust 2024-4 (the "Original Report"). The Form ABS-EE related to the Original Report included an incorrect version of Exhibit 102. This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A corrects Exhibit 102. No other corrections to the Original Report are made by this submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A or the attached Exhibit 103.
INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES
The registrant has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

CARMAX AUTO OWNER TRUST 2024-4
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	December 19, 2024	By:	/s/ Greg Dostich
Greg Dostich
Vice President and Treasurer

Exhibit Index

Exhibit            Description
Exhibit 102    Asset Data File (Schedule AL)
Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)